Financial Assets and Liabilities - Liquidity Risk Management (Detail) € in Thousands	Sep. 30, 2023 EUR (€)
Borrowings [abstract]
Convertible senior notes	€ 421,700
Borrowings	837,443
Lease liabilities	122,022
Trade payables	121,552
Total financial liabilities	1,081,017
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Borrowings	561,307
Lease liabilities	104,536
Trade payables	121,552
Total financial liabilities	787,395
Within 1 year [member]
Borrowings [abstract]
Borrowings	12,212
Lease liabilities	14,646
Trade payables	121,552
Total financial liabilities	148,410
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings	766,671
Lease liabilities	53,562
Trade payables	0
Total financial liabilities	820,233
After 5 years [member]
Borrowings [abstract]
Borrowings	58,560
Lease liabilities	53,814
Trade payables	0
Total financial liabilities	€ 112,374